Prepaid Expense and Other Assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance at beginning of the year	¥ (12,635)
Additions	(965)	¥ (12,635)
Reversals	42
Write-off	184
Balance at end of the year	(14,979)	(12,635)
Impact of adoption of ASC 326
Balance at beginning of the year	¥ 1,605
Balance at end of the year		¥ 1,605